Research and Development Expenditures Recognized as Expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Research and Development Expenditures Recognized as Expenses

Research and development expenditures recognized as expenses for the years ended December 31, 2016, 2017 and 2018 were as follows:

	2016		2017	2018
	(in millions of Won)
Administrative expenses	￦	120,608	125,795	108,352
Cost of sales		324,190	361,093	418,250

	￦	444,798	486,888	526,602